SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE FROM CONTINUING OPERATIONS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current					$ 85,686	$ 17,978
Deferred					20,228	17,542
Total		$ 35,203		$ 35,203	$ 65,458	$ 35,520